Offerings - Offering: 1	Oct. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 54,889,205.71
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,775.36
Offering Note	(a) Calculated as the aggregate maximum purchase price for common shares of beneficial interest. (b) Calculated at $87.00 per $1,000,000 of the Transaction Valuation.